Note 7 - Intangibles - Schedule of Intangibles (Details) - CAD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Mar. 31, 2019	Dec. 31, 2016
Statement Line Items [Line Items]
Balance
Software and web development [member]
Statement Line Items [Line Items]
Balance
Content platform [member]
Statement Line Items [Line Items]
Balance
Content development [member]
Statement Line Items [Line Items]
Balance
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	$ 14,065,037	13,190,219	13,190,219	$ 13,190,219
Additions	874,818
Impairment		(874,818)
Gross carrying amount [member] | Software and web development [member]
Statement Line Items [Line Items]
Balance	9,545,405	9,239,088	9,239,088	9,239,088
Additions	306,317
Impairment		(306,317)
Gross carrying amount [member] | Content platform [member]
Statement Line Items [Line Items]
Balance	1,477,122	1,477,112	1,477,112	1,477,112
Additions
Impairment
Gross carrying amount [member] | Content development [member]
Statement Line Items [Line Items]
Balance	3,042,521	2,474,020	2,474,020	2,474,020
Additions	568,501
Impairment		(568,501)
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	10,484,482	13,190,219		10,190,210
Impairment		1,948,802
Charge for the period	294,272	757,655
Accumulated depreciation, amortisation and impairment [member] | Software and web development [member]
Statement Line Items [Line Items]
Balance	8,400,517	9,239,088		8,229,946
Impairment		452,018
Charge for the period	170,571	386,553
Accumulated depreciation, amortisation and impairment [member] | Content platform [member]
Statement Line Items [Line Items]
Balance	1,477,112	1,477,112		1,477,112
Impairment
Charge for the period
Accumulated depreciation, amortisation and impairment [member] | Content development [member]
Statement Line Items [Line Items]
Balance	606,853	2,474,020		$ 483,152
Impairment		1,496,064
Charge for the period	$ 123,701	$ 371,103